General Information and Summary of Significant Accounting Policies - Schedule of exercise control other (Detail) - shares					12 Months Ended
	May 02, 2019	Dec. 10, 2018	Sep. 10, 2018	Jul. 04, 2018	Dec. 31, 2019	Dec. 31, 2018
Itau Asesorias Financieras S.A. [member]
Disclosure of subsidiaries [line items]
Number of shares acquired				2
Interest owned				100.00%	100.00%	100.00%
Itau Corpbanca [member]
Disclosure of subsidiaries [line items]
Number of shares acquired		1	127,901
Interest owned	100.00%	100.00%	100.00%